As filed with the Securities and Exchange Commission on September 25, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments High Yield Strategies Fund Inc. cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (12.4%)

Aerospace & Defense (0.3%)
189,521	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	189,177
715,294	Transdigm Inc., Term Loan E, 3.50%, due 5/16/22	711,209
		900,386
Automotive (0.2%)
567,600	Navistar, Inc., First Lien Term Loan B, 6.75%, due 8/17/17	565,943

Business Equipment & Services (1.7%)
189,525	Acosta Inc., First Lien Term Loan B-1, 4.25%, due 9/26/21	189,208
189,523	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	188,397
2,110,000	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	2,089,955
1,997,909	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	2,006,021
		4,473,581
Cable & Satellite Television (5.0%)
3,769,415	Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	3,769,415	Ñf¢^^††
5,259,648	Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	5,259,648	Ñf¢^^††
3,068,128	Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	3,068,128	Ñf¢^^††
805,000	Charter Communications Operating LLC, First Lien Term Loan I, due 1/23/23	806,763	¢^^
		12,903,954
Conglomerates (0.1%)
342,759	Spectrum Brands, Inc., First Lien Term Loan 1, 3.75%, due 6/23/22	343,777

Containers & Glass Products (0.1%)
190,000	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	189,869

Drugs (0.2%)
384,038	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	385,178

Electronics - Electrical (0.7%)
1,181,194	Avago Technologies, Term Loan, 3.75%, due 5/6/21	1,182,375
275,000	CommScope, First Lien Term Loan B-1, 3.75%, due 12/29/22	275,344
448,875	Riverbed Technology, Term Loan, 6.00%, due 4/25/22	453,812
		1,911,531
Financial Intermediaries (0.6%)
670,000	First Data Corporation, First Lien Term Loan B, 3.94%, due 6/23/22	669,585
894,452	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	854,944
		1,524,529
Health Care (0.1%)
180,000	Alere Inc., First Lien Term Loan B-1, 4.25%, due 6/20/22	180,675
192,000	dj Orthopedics LLC, First Lien Term Loan B-1, 4.25%, due 6/8/20	192,144
		372,819
Lodging & Casinos (2.7%)
1,531,865	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,545,912	Ñ
1,759,000	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,763,397	Ñ
3,126,340	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	3,107,363
360,000	MTR Gaming Group, First Lien Term Loan B, due 7/8/22	360,677	Ñ¢^^
189,503	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	190,214
		6,967,563
Publishing (0.2%)

379,525	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	380,000

Radio & Television (0.1%)
94,749	Univision Communications Inc., First Lien Term Loan C-3, 4.00%, due 3/1/20	94,630
94,750	Univision Communications Inc., First Lien Term Loan C-4, 4.00%, due 3/1/20	94,652
		189,282
Retailers (except food & drug) (0.4%)
1,122,188	PetSmart Inc., Term Loan B-1, 4.25%, due 3/11/22	1,125,700

	Total Bank Loan Obligations (Cost $32,145,805)	32,234,112

Corporate Debt Securities (134.1%)

Advertising (2.2%)
1,190,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,250,244
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	508,612
1,800,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,876,500
2,100,000	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	2,071,125	ñ
		5,706,481
Aerospace & Defense (0.3%)
915,000	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	824,644

Auto Parts & Equipment (0.4%)
985,000	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	993,619	ñ

Automakers (1.4%)
3,280,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	3,550,600

Banking (3.7%)
270,000	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	281,813
1,125,000	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	1,133,269
2,915,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,439,700
245,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	247,756
1,018,000	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,272,500
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,971,825	ñ
755,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	797,944
525,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 8/15/22	533,531
		9,678,338
Beverages (0.2%)
185,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	185,000
345,000	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	351,900
		536,900
Building & Construction (2.5%)
1,775,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	1,890,375
1,420,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,422,670
160,000	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	156,000
570,000	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	577,125
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	576,975
1,645,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,640,887	ñ
305,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	296,613	ñ
		6,560,645
Building Materials (1.2%)
90,000	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	92,700	ñ
545,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	602,225
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,263,625	aØØ
320,000	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	320,800	ñ
		3,279,350
Cable & Satellite Television (7.1%)
2,500,000	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	2,509,375	ñ
235,000	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	230,300	ñ
215,000	CCO Holdings, Inc./CCO Holdings Capital Corp., Guaranteed Notes, 5.13%, due 5/1/23	213,119	ñ
1,202,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,211,015	ñ
509,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	472,734	ñ
615,000	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	678,038
285,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	292,481
2,120,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	2,146,500	ØØ
1,145,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,210,837
1,955,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	1,896,350
616,500	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	634,224	ñ
1,805,000	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	1,832,075	ñ
2,605,000	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,647,982	ñ
510,000	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	518,645	ñ
895,000	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	908,425	ñ
1,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	1,058,950
		18,461,050
Chemicals (2.3%)
1,130,000	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	1,107,400
715,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	749,678
245,000	Huntsman Int'l LLC, Guaranteed Notes, 5.13%, due 11/15/22	236,425	ñ
630,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	315	‡
630,000	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	546,525
340,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	336,600	ñ
2,190,000	PQ Corp., Secured Notes, 8.75%, due 11/1/18	2,233,800	ñ
715,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	761,475	ñ
		5,972,218
Consumer - Commercial Lease Financing (5.3%)
1,150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	1,167,250
1,910,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,127,262
2,345,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	2,555,698
1,340,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,648,200
155,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	168,950
3,465,000	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	3,304,744	ØØ
885,000	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	829,688
90,000	SLM Corp., Senior Unsecured Medium-Term Notes, 4.63%, due 9/25/17	89,550
1,325,000	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,301,812
631,000	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	564,745
		13,757,899
Discount Stores (0.5%)
1,135,000	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,197,425	ñ

Electric - Generation (3.7%)
440,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	465,300	ñ
545,000	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	532,738
475,000	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	490,438	ñ
890,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	965,472
1,775,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,848,662
3,460,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,643,795	ØØ
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,719,287
		9,665,692
Electric - Integrated (0.8%)
490,000	PPL Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	480,200	ñ
1,770,000	RJS Power Holdings LLC, Guaranteed Notes, 4.63%, due 7/15/19	1,716,900	ñ
		2,197,100
Electronics (0.9%)
680,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	650,250
865,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	876,894
840,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	877,800	ñ
		2,404,944
Energy - Exploration & Production (11.0%)
1,145,000	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	981,837
1,680,000	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	1,386,000
690,000	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	548,550
920,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	823,400
985,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	849,563
3,015,000	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	2,412,000
3,775,000	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	2,718,000
726,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	751,410
295,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	278,038	ñ
2,665,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	1,199,250	ØØ
1,310,000	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	445,400
540,000	Halcon Resources Corp., Secured Notes, 8.63%, due 2/1/20	515,700	ñ
600,000	Laredo Petroleum, Inc., Guaranteed Notes, 5.63%, due 1/15/22	577,500
5,505,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	3,333,938	ØØ
405,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	250,938
4,041,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,363,985
410,000	Linn Energy LLC, Guaranteed Notes, 6.50%, due 9/15/21	235,750
2,115,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	2,093,850
1,385,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	1,274,200
900,000	SandRidge Energy, Inc., Secured Notes, 8.75%, due 6/1/20	697,500	ñ
4,323,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	1,296,900
895,000	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	268,500
2,955,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	901,275
770,000	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	739,200
215,000	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	209,625
955,000	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	892,925
840,000	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	720,300
		28,765,534
Food & Drug Retailers (1.6%)
750,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	814,837
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,501,987
570,000	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	605,625
1,105,000	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	1,147,819	ñ
		4,070,268
Food - Wholesale (0.9%)
2,340,000	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	2,269,800	ñ

Gaming (12.1%)
900,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	956,250
435,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	450,225
3,815,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	3,934,219
670,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	698,091
3,300,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,551,625	ñ
205,000	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	196,544	ñ
740,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	799,200
1,225,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,270,937
1,245,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,403,737
450,000	MGM Resorts Int'l, Guaranteed Notes, 6.00%, due 3/15/23	457,875
1,640,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	1,644,100	ñ
2,930,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	3,087,487
1,635,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,741,275
1,580,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,647,150	ñ
730,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	787,488
750,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	840,000
560,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	445,735
890,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	707,550
405,000	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	419,681	ñ
4,285,000	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	4,156,450
1,810,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	1,932,175
175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 4.25%, due 5/30/23	160,781	ñ
175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	168,438	ñ
		31,457,013
Gas Distribution (9.7%)
1,935,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	2,026,912
2,207,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,347,365
975,000	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	1,023,643
1,540,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,547,700	ñ
240,000	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	236,526	ñ
300,000	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	283,844	ñ
450,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	433,688
570,000	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	470,630
270,000	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	287,959
960,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,075,200
755,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	768,212
1,690,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,702,675
1,073,000	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	1,043,492
1,305,000	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.88%, due 12/1/24	1,272,375
405,000	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.88%, due 6/1/25	393,863
335,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	352,588	ñ
360,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	363,600	ñ
495,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	523,462	ñ
630,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	652,050	ñ
580,000	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	551,000	ñ
540,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	550,800
340,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	340,000
965,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	959,572
2,610,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	2,570,850	ñ
487,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	522,307
210,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	209,475
620,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	641,700	ñ
765,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	765,000	ñ
300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	277,500
295,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	305,325	ñ
730,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	762,850	ñ
		25,262,163
Health Facilities (7.6%)
1,080,000	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	1,110,834
605,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	627,688
1,015,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	1,086,050
1,500,000	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	1,650,000
1,500,000	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	1,698,750
1,160,000	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,212,200
610,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	614,706
515,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	509,206
545,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	580,425
125,000	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	137,031
210,000	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	215,513
315,000	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	327,994
490,000	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	501,123
2,845,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,962,356
1,630,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,678,900
1,000,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	1,057,500
735,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	762,562
910,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	994,175
390,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	412,425
625,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	679,688
680,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	758,625
400,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	376,000
		19,953,751
Health Services (0.5%)
620,000	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	626,200	ñ
670,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	708,525
		1,334,725
Investments & Misc. Financial Services (1.6%)
190,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	191,995
1,510,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,557,188
2,685,000	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	2,517,187
		4,266,370
Machinery (1.7%)
2,235,000	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,464,088	ØØ
950,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	952,375
870,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	913,500
		4,329,963
Media - Diversified (1.2%)
840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	858,068
480,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	500,400
865,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	901,762
165,000	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	165,413	ñ
105,000	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	105,525	ñ
550,000	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	596,750
		3,127,918
Media Content (4.8%)
652,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	704,160
2,050,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	1,796,312
695,000	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	556,000
452,000	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	404,540
525,000	iHeartCommunications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	504,656
3,382,000	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	3,229,810
1,665,000	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	1,273,725
155,000	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	154,419	ñ
680,000	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	714,000	ñ
1,770,000	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	1,815,489	ñ
1,500,000	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,503,750	ñ
		12,656,861
Medical Products (3.5%)
615,000	Alere, Inc., Guaranteed Notes, 6.50%, due 6/15/20	639,600
1,040,000	Alere, Inc., Guaranteed Notes, 6.38%, due 7/1/23	1,081,600	ñ
1,600,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	1,644,000	ñ
1,480,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	1,509,600	ñ
590,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	637,200	ñ
850,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	850,000	ñ
495,000	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	512,325	ñ
495,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	509,429	ñ
1,790,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	1,801,188	ñ
		9,184,942
Metals - Mining Excluding Steel (1.2%)
435,000	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	437,175
35,000	Alcoa, Inc., Senior Unsecured Notes, 5.95%, due 2/1/37	34,650
3,075,000	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	2,388,891
320,000	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	293,600	ñ
		3,154,316
Oil Field Equipment & Services (0.1%)
220,000	Transocean, Inc., Guaranteed Notes, 3.00%, due 10/15/17	206,360	a

Packaging (2.4%)
890,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	885,550	ñ
765,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	761,175	ñ
635,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	635,000	ñ
1,089,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	1,145,492
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	553,725
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	945,917
550,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	570,625
655,000	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	668,918	ñ
		6,166,402
Personal & Household Products (0.3%)
410,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	419,947
295,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	300,981
		720,928
Pharmaceuticals (5.1%)
355,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.75%, due 1/15/22	378,519	ñ
2,135,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	2,157,674	ñ
845,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	880,912	ñ
1,080,000	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	1,150,200	ñ
195,000	Par Pharmaceutical Cos., Inc., Guaranteed Notes, 7.38%, due 10/15/20	206,944
750,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	787,969	ñ
570,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	582,825	ñ
2,725,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	2,833,727	ñ
1,815,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	1,896,675	ñ
2,240,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	2,360,400	ñ
		13,235,845
Printing & Publishing (3.1%)
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	2,981,925
1,755,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,991,925
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,073,500
285,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	306,375
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	624,662
1,155,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	1,166,550
		8,144,937
Real Estate Dev. & Mgt. (0.3%)
680,000	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	718,250	ñ

Recreation & Travel (0.5%)
535,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	554,367
645,000	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	667,575	ñ
190,000	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	195,700	ñ
		1,417,642
Software - Services (7.0%)
303,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	316,059	ñ
1,520,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	1,687,200
4,125,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	4,774,687
648,000	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	722,520
553,000	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	627,655
932,000	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	915,690	ñc
1,615,000	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	1,651,338	ñ
815,000	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	831,056	ñ
1,070,000	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,086,050	ñ
1,285,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18, due 12/1/18	1,297,850	ñc
1,660,000	Sophia, L.P./Sophia Finance, Inc., Guaranteed Notes, 9.75%, due 1/15/19	1,772,050	ñ
1,015,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	1,064,481
1,765,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	1,548,788
		18,295,424
Specialty Retail (2.1%)
1,545,000	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	1,633,837	ñ
1,580,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	1,674,800
1,684,000	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	1,810,300	ØØ
445,000	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	410,843
		5,529,780
Steel Producers - Products (0.7%)
1,950,000	ArcelorMittal, Senior Unsecured Notes, 7.75%, due 10/15/39	1,881,750

Support - Services (7.3%)
2,000,000	Abengoa Finance SAU, Guaranteed Notes, 8.88%, due 11/1/17	1,910,000	ñ
260,000	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	259,025
720,000	ADT Corp., Senior Unsecured Notes, 4.88%, due 7/15/42	561,600
1,125,000	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	1,141,875	ñ
2,800,000	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	2,765,000	ñ
3,260,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	2,958,450
530,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	539,275
1,783,000	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	1,785,229	ñ
1,295,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,356,512
116,000	Iron Mountain, Inc., Guaranteed Notes, 8.38%, due 8/15/21	119,422
3,035,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	3,057,762
743,000	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	790,745
711,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	749,252
750,000	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	797,813
265,000	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	259,038
		19,050,998
Technology Hardware & Equipment (1.0%)
280,000	CommScope Holding Co., Inc., Senior Unsecured Notes, 6.63% Cash/7.38% PIK, due 6/1/20	291,200	ñc
650,000	CommScope Technologies Finance LLC, Senior Secured Notes, 6.00%, due 6/15/25	641,875	ñ
280,000	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	276,500	ñ
565,000	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	552,994	ñ
325,000	NCR Corp., Guaranteed Notes, 4.63%, due 2/15/21	324,795
205,000	NCR Corp., Guaranteed Notes, 5.88%, due 12/15/21	212,175
455,000	Project Homestake Merger Corp., Guaranteed Notes, 8.88%, due 3/1/23	427,700	ñ
		2,727,239
Telecom - Satellite (1.4%)
729,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	799,986
1,085,000	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	1,066,013	ñ
175,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	158,375
1,225,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	973,875
875,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	695,625
		3,693,874
Telecom - Wireless (7.9%)
1,460,000	Communications Sales & Leasing, Inc., Guaranteed Notes, 8.25%, due 10/15/23	1,397,950	ñ
1,198,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	1,229,382
360,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	374,400
455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	475,475
2,625,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,224,687	ØØ
2,662,000	Sprint Capital Corp., Guaranteed Unsecured Notes, 8.75%, due 3/15/32	2,518,917
1,185,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	1,134,874
730,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	667,950
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	532,000	ñ
1,945,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	2,048,863
940,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	995,178
850,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	888,250
605,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	641,300
1,055,000	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	1,099,838
295,000	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	315,650
475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	501,572
555,000	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	582,056
2,330,000	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	2,382,425	ñ
515,000	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	545,900	ñ
		20,556,667
Telecom - Wireline Integrated & Services (3.7%)
485,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	486,213
1,900,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,691,000
1,939,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	1,769,337	ØØ
1,239,000	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	1,353,979
1,590,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,697,325
465,000	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	460,350
445,000	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	445,556	ñ
689,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	676,943
1,255,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	1,047,349
		9,628,052
Theaters & Entertainment (1.3%)
1,829,000	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,920,450	ñ
310,000	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	308,450
1,047,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,073,175
		3,302,075
	Total Corporate Debt Securities (Cost $365,040,174)	349,896,752

NUMBER OF SHARES

Short-Term Investments (5.0%)
12,987,494	State Street Institutional Liquid Reserves Fund Premier Class (Cost $12,987,494)	12,987,494

	Total Investments (151.5%) (Cost $410,173,473)	395,118,358	##

	Liabilities, less cash, receivables and other assets [(38.1%)]	(99,232,501)	±

	Liquidation Value of Mandatory Redeemable Preferred Shares [(13.4%)]	(35,000,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$260,885,857

See Notes to Schedule of Investments

July 31, 2015 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2015:
Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations
Cable & Satellite Television	$-	$806,763	$12,097,191	$12,903,954
Lodging & Casinos	-	5,204,166	1,763,397	6,967,563
Other Bank Loan Obligations^	-	12,362,595	-	12,362,595
Total Bank Loan Obligations	-	18,373,524	13,860,588	32,234,112
Corporate Debt Securities
Chemicals	-	5,971,903	315	5,972,218
Other Corporate Debt Securities^	-	343,924,534	-	343,924,534
Total Corporate Debt Securities	-	349,896,437	315	349,896,752
Short-Term Investments	-	12,987,494	-	12,987,494
Total Investments	$-	$381,257,455	$13,860,903	$395,118,358

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investments in Securities
Bank Loan Obligations
Cable & Satellite Television	$-	$-	$-	$-	$12,097,191	$-	$-	$-	$12,097,191	$-
Lodging & Casinos	1,763,397	(3,662)	-	3,662	-	-	-	-	1,763,397	3,662
Corporate Debt Securities
Chemicals	-	-	-	314	1	-	-	-	315	314
Total	$1,763,397	$(3,662)	$-	$3,976	$12,097,192	$-	$-	$-	$13,860,903	$3,976

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

As of the period ended July 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2015:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Centrally cleared interest rate swap contracts	$-	$5,450	$-	$5,450
Total	$-	$5,450	$-	$5,450

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Over the counter interest rate swap contracts	$-	$(494,136)	$-	$(494,136)
Centrally cleared interest rate swap contracts	-	(209,012)	-	(209,012)
Total	$-	$(703,148)	$-	$(703,148)

##	At July 31, 2015, the cost of investments for U.S. federal income tax purposes was $410,173,980. Gross unrealized appreciation of investments was $7,040,098 and gross unrealized depreciation of investments was $22,095,720, resulting in net unrealized depreciation of $15,055,622 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to $108,686,901 or 41.7% of net assets applicable to common shareholders.

Ñ	These securities have been deemed by the investment manager to be illiquid. At July 31, 2015 these securities amounted to $15,767,177 or 6.0% of net assets applicable to common stockholders.

ØØ	All or a portion of this security is segregated in connection with interest rate swap contracts and/or delayed delivery purchase commitments. In addition, the Fund had deposited $1,197,263 in a segregated account for interest rate swap contracts.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2015, and at their final maturities.

a	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

c	Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

f	Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect the fair value of the security.

‡	Security had an event of default.

¢	All or a portion of this security was purchased on a delayed delivery basis.

††	As of July 31, 2015, the value of unfunded loan commitments was $12,097,191.

Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	$3,769,415	$3,769,415
Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	5,259,648	5,259,648
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	3,068,128	3,068,128

^^	All or a portion of this security has not settled as of July 31, 2015 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	August 9, 2015	1.120%	.279%(1)	$(101,632)	$(5,058)	$(106,690)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	.279%(2)	(117,747)	(269,699)	(387,446)
					$(219,379)	$(274,757)	$(494,136)
±	At July 31, 2015, the Fund had outstanding over the counter interest rate swap contracts as follows:

(1)  90 day LIBOR at May 7, 2015.

(2)  90 day LIBOR at June 4, 2015.

±            At July 31, 2015, the Fund had outstanding centrally cleared interest rate swap contracts as follows:

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
CME Group, Inc.	$25,000,000	May 14, 2018	1.371%	.275%(1)	$(149,566)	$-	$(149,566)	$(59,446)	$(209,012)
CME Group, Inc.	$20,000,000	April 17, 2019	1.292%	.289%(2)	78,242	(547)	77,695	(72,245)	5,450
					$(71,324)	$(547)	$(71,871)	$(131,691)	$(203,562)

(1)	90 day LIBOR at May 12, 2015.

(2)	90 day LIBOR at July 15, 2015.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 25, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 25, 2015
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 25, 2015